Allowance for Credit Losses on Loans (Tables)	6 Months Ended
Sep. 30, 2024
Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment
Changes in Allowance for credit losses on loans by portfolio segment for the six months ended September 30, 2023 and 2024 are shown below:

	Domestic
	Corporate	Retail	Sovereign	Banks and other financial institutions	Foreign (2)	Total
	(in millions of yen)

Six months ended September 30, 2023
Balance at beginning of period	505,901	63,541	53	870	130,594	700,959

Provision (credit) for credit losses on loans	35,107	1,224	(10)	(647)	(33,037)	2,637

Charge-offs	(14,081)	(2,157)	—	—	(7,303)	(23,541)
Recoveries	1,086	733	—	—	1,347	3,166

Net charge-offs	(12,996)	(1,424)	—	—	(5,956)	(20,376)

Others (1)	—	—	—	—	46,773	46,773

Balance at end of period	528,013	63,341	43	223	138,374	729,994

	Domestic
	Corporate	Retail	Sovereign	Banks and other financial institutions	Foreign (2)	Total
	(in millions of yen)

Six months ended September 30, 2024
Balance at beginning of period	563,716	55,790	44	273	130,249	750,071

Provision (credit) for credit losses on loans	(6,543)	661	(8)	(61)	3,830	(2,121)

Charge-offs	(11,260)	(2,474)	—	—	(12,145)	(25,880)
Recoveries	6,915	524	—	—	860	8,299

Net charge-offs	(4,345)	(1,951)	—	—	(11,285)	(17,581)

Others (1)	—	—	—	—	(14,621)	(14,621)

Balance at end of period	552,828	54,500	36	211	108,172	715,747

Notes:
(1)	Others includes primarily foreign exchange translation.
(2)	The majority of total foreign consist of corporate.